Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) - USD ($)															2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 04, 2022	Jun. 17, 2021	Apr. 19, 2021	Apr. 15, 2021	Mar. 31, 2021	Aug. 14, 2019	Jul. 19, 2019	Jul. 08, 2019	Dec. 12, 2018	Oct. 31, 2018	Oct. 26, 2018	Oct. 25, 2018	Oct. 24, 2018	Jun. 20, 2018	Mar. 31, 2018	Feb. 28, 2022	Nov. 30, 2020	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020	Oct. 31, 2021	Apr. 30, 2021
Short-Term Debt [Line Items]
Amount	$ 2,500,000																							$ 6,229,672
Conversion rate (in Dollars per share)				$ 0.3	$ 0.3				$ 0.8														$ 0.8
Discount recorded																$ 1,876,208			$ 1,876,208		$ 0
Discount																			$ 132,735	$ 1,185,210	2,203,234	$ 1,647,664
Loss extinguishment of debt						$ 275,000															(6,105,679)	0
Converted		$ 281,000					$ 12,542	$ 13,315
Converted shares (in Shares)							15,677	16,644
Converted, warrants (in Shares)	3,030,304	468,333					7,838	8,322	1,074,720					2,317,842	205,238				3,030,304
Transferred																			$ 0	$ 212,601	212,601	1,553,082
Total - Convertible Notes Payable, Discounts, Current Portion																0			0		1,053,520
Total - Convertible Notes Payable, Discounts, Long-term Portion																0			0		0	2,238,730
Navy Capital Debenture 1 [Member]
Short-Term Debt [Line Items]
Amount										$ 4,000,000											$ 4,000,000
Dated										Oct. 31, 2018											Oct. 31, 2018
Interest Rate										8.00%											8.00%
Matures										3 years											3 years
Convertible										The U.S. Convertible Debenture 1 was convertible into units (the “Convertible Debenture Units”) at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.											The U.S. Convertible Debenture 1 is convertible into units (the “Convertible Debenture Units”) at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)										$ 0.8											$ 0.8
Discount recorded										$ 3,254,896											$ 3,254,896
Discount																0			0		$ 1,537,034	1,084,695
Accrued interest																90,089			270,267
Interest Payments																90,089			270,267
Debt Amendment				(i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022																	On April 15, 2021, the U.S. Convertible Debenture 1 was amended as follows: (i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Loss extinguishment of debt				$ 2,038,803																	$ 2,038,803
Transferred																					0	370,057
Navy Capital Debenture 2 [Member]
Short-Term Debt [Line Items]
Amount										$ 1,000,000											$ 1,000,000
Dated										Oct. 31, 2018											Oct. 31, 2018
Interest Rate										8.00%											8.00%
Matures										3 years											3 years
Convertible										The U.S. Convertible Debenture 2 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.											The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)										$ 0.8											$ 0.8
Discount recorded										$ 813,724											$ 813,724
Discount																0			0		$ 384,259	271,241
Accrued interest																22,522			67,567
Interest Payments																22,522			67,567
Debt Amendment				(i) the conversion price of the debentures was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.																	On April 15, 2021, the U.S. Convertible Debenture 2 was amended as follows: (i) the conversion price of the debentures was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Loss extinguishment of debt				$ 509,700																	$ 509,700
Transferred																					0	92,514
Murray FA Debenture [Member]
Short-Term Debt [Line Items]
Amount													$ 100,000								$ 100,000
Dated													Oct. 24, 2018								Oct. 24, 2018
Interest Rate													8.00%								8.00%
Matures													3 years								3 years
Convertible													The U.S. Convertible Debenture 3 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.								The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)													$ 0.8								$ 0.8
Discount recorded													$ 75,415								$ 75,415
Discount																0			10,474		25,138	25,138
Accrued interest																0			3,604
Interest Payments																0			5,106
Transferred																					0	9,117
Darling Capital Debenture [Member]
Short-Term Debt [Line Items]
Amount												$ 532,000									$ 532,000
Dated												Oct. 25, 2018									Oct. 25, 2018
Interest Rate												8.00%									8.00%
Matures												3 years									3 years
Convertible												The U.S. Convertible Debenture 4 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.									The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)												$ 0.8									$ 0.8
Discount recorded												$ 416,653									$ 416,653
Discount																0			0		$ 196,753	138,884
Accrued interest																11,982			35,946
Interest Payments																11,982			35,946
Debt Amendment			(i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022																		On April 19, 2021, the U.S. Convertible Debenture 4 was amended as follows: (i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022.
Loss extinguishment of debt			$ 271,164																		$ 271,164
Transferred																					0	48,623
Sabharwal Debenture [Member]
Short-Term Debt [Line Items]
Amount											$ 150,000										$ 150,000
Dated											Oct. 26, 2018										Oct. 26, 2018
Interest Rate																					8.00%
Matures											3 years										3 years
Convertible											The U.S. Convertible Debenture 5 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.										The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)											$ 0.8										$ 0.8
Discount recorded											$ 120,100										$ 120,100
Discount																0			16,681		40,033	40,033
Accrued interest																0			5,480
Interest Payments																0			7,733
Transferred																					0	13,743
Srinivasan Debenture 6 [Member]
Short-Term Debt [Line Items]
Amount											$ 75,000										$ 75,000
Dated											Oct. 26, 2018										Oct. 26, 2018
Interest Rate											8.00%										8.00%
Matures											3 years										3 years
Convertible											The U.S. Convertible Debenture 6 was convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.										The U.S. Convertible Debenture 6 matures on a date that is three years following issuance. The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)											$ 0.8										$ 0.8
Discount recorded											$ 60,049										$ 60,049
Discount																0			8,340		20,016	20,016
Accrued interest																0			2,740
Interest Payments																0			3,866
Transferred																					0	6,871
US Convertible Debenture 7 [Member]
Short-Term Debt [Line Items]
Amount									$ 12,012,000												$ 12,012,000
Dated									Dec. 12, 2018												Dec. 12, 2018
Interest Rate									8.00%												8.00%
Matures									3 years												3 years
Convertible									The Canaccord Debentures were convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consisted of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.												The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
Conversion rate (in Dollars per share)									$ 0.8												$ 0.8
Accrued interest																264,383			793,149
Interest Payments																264,383			793,149
Debt Amendment					(i) the conversion price of the debentures was reduced to $0.30 per unit; (ii) the maturity date was extended from December 12, 2021 to December 12, 2022; (iii) the mandatory conversion threshold was reduced from a daily volume weighted average trading price of greater than $1.20 per share to $0.60 per share for the preceding ten consecutive trading days; and (iv) the exercise price of the warrants issuable upon conversion was reduced from $1.10 to $0.40 and the expiration of the warrants extended until March 31, 2024																On March 31, 2021, the Canaccord Debentures were amended as follows: (i) the conversion price of the debentures was reduced to $0.30 per unit; (ii) the maturity date was extended from December 12, 2021 to December 12, 2022; (iii) the mandatory conversion threshold was reduced from a daily volume weighted average trading price of greater than $1.20 per share to $0.60 per share for the preceding ten consecutive trading days; and (iv) the exercise price of the warrants issuable upon conversion was reduced from $1.10 to $0.40 and the expiration of the warrants extended until March 31, 2024
Loss extinguishment of debt					$ 3,286,012																$ 3,286,012
Converted																	$ 25,857	$ 281,000			$ 25,857
Converted shares (in Shares)																	32,321	936,666			32,321
Converted, warrants (in Shares)																	16,160	468,333			16,160
Transferred																$ 0			$ 212,601		$ 212,601	$ 984,300